E-QURE CORP. - STATEMENTS OF OPERATIONS	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative	81,679	180,303	379,336	243,556	450,689	1,090,882
Research and development	$ 54,310	$ 435,800	$ 161,773	$ 435,800	$ 561,150	$ 0
Impairmant of research and development asets	0	0	0	0	250,123	0
Total	135,989	616,103	541,109	679,356	1,261,962	1,090,882
Loss from operations	$ (135,989)	$ (616,103)	$ (541,109)	$ (679,356)	$ (1,261,962)	$ (1,090,882)
Other income (expenses)	0	0	0	(11,510)	0	0
Interest expense	$ 0	$ 0	$ 0	$ (91,066)	$ (102,576)	$ (77,703)
Loss on settlement of debt	0	0	0	(23,709,343)	(23,709,343)	0
Total other expense	$ 0	$ 0	$ 0	$ (23,811,919)	$ (23,811,919)	$ (77,703)
Total costs and expenses	(135,989)	(616,103)	(541,109)	(24,491,275)	(25,073,881)	(1,168,585)
Loss from continuing operations before income taxes	(135,989)	(616,103)	(541,109)	(24,491,275)	(25,073,881)	(1,168,585)
Income tax	0	0	0	(13,939)	(13,939)	0
Net loss	$ (135,989)	$ (616,103)	$ (541,109)	$ (24,505,214)	$ (25,087,820)	$ (1,168,585)
Basic and diluted per share amount:
Basic and diluted net loss | $ / shares	$ (0.01)	$ (0.06)	$ (0.02)	$ (3.69)	$ (2.41)	$ (1.41)
Weighted average number of common shares outstanding (basic and diluted) | shares	22,012,562	9,840,831	22,012,562	6,637,417	10,408,138	829,925